Net Earnings Per Share	12 Months Ended
Dec. 31, 2017
Net Earnings Per Share [Abstract]
NET EARNINGS PER SHARE
NOTE 34:-	NET EARNINGS PER SHARE

Details about the number of shares and net income used in calculation of net earnings per share:

	Year ended December 31,
	2017		2016		2015
	Weighted number of shares	Net income attributable to equity holders of the Company	Weighted number of shares	Net income attributable to equity holders of the Company	Weighted number of shares	Net income attributable to equity holders of the Company
	In thousands	NIS in millions	In thousands	NIS in millions	In thousands	NIS in millions
For the calculation of basic net earnings per share	195,016	493	195,493	787	178,426	620
Effect of dilutive potential ordinary shares	42	(6)	74	(12)	175	(3)
For the calculation of diluted net earnings per share	195,058	487	195,567	775	178,601	617